Loans and Financings - Analysis by currency (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Loans and Financings
Current	$ 40,841	$ 62,601
Non-current	1,406,458	1,081,784
Total	1,447,299	1,144,385	$ 1,056,210
US Dollar
Loans and Financings
Current	13,260	31,496
Non-current	1,272,223	1,013,988
Total	1,285,483	1,045,484
BRL
Loans and Financings
Current	27,471	28,170
Non-current	134,235	66,954
Total	161,706	95,124
Currency basket
Loans and Financings
Current	110	2,935
Non-current		842
Total	$ 110	$ 3,777